Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

September 30, 2019

		Shares	Value
Equities	97.6%
Advertising Agencies	0.8%
Marchex, Inc.*		199,300	$625,802

Air Transport	4.4%
Mesa Air Group, Inc.*		199,200	1,343,604
SkyWest, Inc.		35,100	2,014,740
			3,358,344
Alternative Energy	1.8%
Ameresco, Inc.*		87,008	1,398,219

Back Office Support, Human Resources & Consulting	0.9%
CRA International, Inc.*		16,000	671,520

Banks - Diversified	2.2%
CenterState Bank Corp.		22,000	527,670
Enterprise Financial Services Corp.		15,300	623,475
Southern National Bancorp of Virginia, Inc.		36,800	566,352
			1,717,497

Banks - Savings, Thrifts & Mortgage	1.0%
Meta Financial Group, Inc.		23,000	750,030

Biotechnology	4.1%
Champions Oncology, Inc.*		54,333	306,981
Recro Pharma, Inc.*		50,000	554,000
Veracyte, Inc.*		22,500	540,000
Vericel Corp.*		115,493	1,748,564
			3,149,545

Buidling Materials	1.4%
Griffon Corp.		35,000	733,950
Tecnoglass, Inc.*		44,000	357,720
			1,091,670

Commercial Services - Rental & Leasing	2.6%
Herc Hldgs., Inc.*		13,100	609,281
McGrath RentCorp.		20,300	1,412,677
			2,021,958

Commercial Vehicles & Parts	2.2%
Rush Enterprises, Inc.		24,100	929,778
Spartan Motors, Inc.*		53,100	728,532
			1,658,310

Communications Technology	4.0%
Bandwidth, Inc.*		22,149	1,442,121
Comtech Telecommunications Corp.		29,800	968,500
Digi International, Inc.*		49,900	679,638
			3,090,259

Computer Services Software & Systems	15.4%
Digital Turbine, Inc.*		98,700	636,122
Mitek Systems, Inc.*		108,600	1,047,990
MobileIron, Inc.*		286,900	1,877,761
Model N, Inc.*		28,600	793,936
OneSpan, Inc.*		77,500	1,123,750
Perficient, Inc.*		29,700	1,145,826
TechTarget, Inc.*		24,400	549,610
Telaria, Inc.*		166,800	1,152,588
The Rubicon Project, Inc.*		70,800	616,668
Upland Software, Inc.*		38,200	1,331,652
Zix Corp.*		211,000	1,527,640
			11,803,543

Computer Technology	1.5%
Impinj, Inc.*		36,600	1,128,378

Diversified Manufacturing Operations	1.3%
Federal Signal Corp.		30,500	998,570

Electronic Components	1.0%
Methode Electronics, Inc.*		23,200	780,448

Education Services	3.9%
Career Education Corp.*		96,659	1,535,912
Rosetta Stone, Inc.*		81,800	1,423,320
			2,959,232

Financial Data & Systems	1.2%
Cardtronics PLC.*		30,300	916,272

Home Building	2.2%
Century Communities, Inc.*		54,000	1,654,020

Healthcare Services	2.4%
Addus HomeCare Corp.*		14,100	1,117,848
OptimizeRx Corp.*		51,500	745,720
			1,863,568

Household Furnishings	1.1%
American Woodmark Corp.*		9,100	809,081

Insurance: Multi-Line	1.3%
eHealth, Inc.*		15,100	1,008,529

Leisure Time	1.2%
Clarus Corp.		78,800	923,930

Machinery - Industrial	3.2%
MTS Systems Corp.		28,300	1,563,575
Tennant Co.		12,700	897,890
			2,461,465
Manufactured Housing	2.4%
Skyline Champion Corp*		62,103	1,868,679

Medical & Dental Instruments & Supplies	2.4%
Atricure, Inc.*		24,700	616,018
CryoLife, Inc.*		15,444	419,305
Cutera, Inc.*		28,400	830,132
			1,865,455

Medical Equipment	6.1%
CareDx, Inc.*		39,100	884,051
Oxford Immunotec Global PLC*		58,900	979,507
Tactile Systems Technology, Inc.*		16,200	685,584
Tandem Diabetes Care, Inc.*		36,800	2,170,464
			4,719,606

Metal Fabricating	1.0%
Northwest Pipe Co.*		26,800	754,420

Metals & Minerals - Diversified	1.7%
Materion Corp.		20,775	1,274,754

Office Supplies & Equipment	1.1%
ACCO Brands Corp.		82,900	818,223

Oil Well Equipment & Services	3.1%
DMC Global, Inc.		43,865	1,929,183
Matrix Service Co.*		27,600	473,064
			2,402,247

Power Transmission Equipment	1.5%
Powell Industries, Inc.		30,400	1,190,160

Recreational Vehicles & Boats	1.0%
Malibu Boats, Inc.*		24,678	757,121

Rental & Leasing Services	1.3%
Rent-A-Center, Inc.		38,200	985,178

Scientific Instruments - Control & Filter	3.4%
LiqTech International, Inc.*		177,980	1,406,042
Napco Security Technologies, Inc.*		46,137	1,177,416
			2,583,458

Scientific Instruments - Electrical	1.1%
Allied Motion Technologies, Inc.		23,800	840,378

Scientific Instruments - Pollution Control	0.9%
Team, Inc.*		40,000	722,000

Semiconductors & Components	1.0%
Adesto Technologies Corp.*		89,100	762,696

Technology - Miscellaneous	1.2%
Camtek Ltd.		100,800	945,504

Specialty Retail	4.8%
America's Car-Mart, Inc.*		13,000	1,192,100
Boot Barn Hldgs., Inc.*		48,500	1,692,650
The Cato Corp.		25,000	440,250
Tilly's, Inc.		40,000	377,600
			3,702,600

Telecommunications Equipment	2.5%
Airgain, Inc.*		53,100	623,925
Knowles Corp.*		65,200	1,326,167
			1,950,092

Total Equities
(Cost: $70,127,643)			$74,982,761

Total Investments	97.6%
(Cost: $70,127,643)			$74,982,761

Other Assets Less Liabilities	2.4%		1,878,104

Net Assets - 100%			$76,860,865

* Non-income producing security during the period ended September 30, 2019

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2019

		Shares	Value
Equities	94.7%

Aerospace	1.4%
Aerojet Rocketdyne Hldgs., Inc.*		3,000	$151,530

Air Transport	2.6%
Mesa Air Group, Inc.*		10,500	70,823
SkyWest, Inc.		3,700	212,380
			283,203

Back Office Support, Human Resources, & Consulting	1.9%
Trinet Group, Inc.*		2,000	124,380
TTEC Hldgs., Inc.		1,800	86,184
			210,564
Banks - Diversified	2.3%
Banner Corp.		1,400	78,638
Enterprise Financial Services Corp.		2,400	97,800
Peoples Bancorp, Inc.		2,200	69,982
			246,420

Banks- Savings, Thrift & Mortgage Lending	1.3%
Meta Financial Group, Inc.		4,200	136,962

Biotechnology	2.7%
Repligen Corp.*		1,200	92,028
Vericel Corp.*		13,300	201,362
			293,390

Building Materials	1.4%
Trex Co., Inc.*		1,700	154,581

Casinos & Gambling	1.3%
Eldorado Resorts, Inc.*		3,600	143,532

Commercial Services - Rental & Leasing	2.7%
Herc Hldgs., Inc.*		2,400	111,624
McGrath RentCorp.		2,600	180,934
			292,558

Commercial Vehicles & Parts	0.9%
Oshkosh Corp.		1,300	98,540

Communications Technology	3.2%
Anixter International, Inc.*		1,500	103,680
Bandwidth, Inc.*		3,700	240,907
			344,587

Computer Services Software & Systems	14.3%
Altair Engineering, Inc.*		5,300	183,486
CACI International, Inc.*		1,400	323,764
Cornerstone OnDemand, Inc.*		4,000	219,280
Mercury Systems, Inc.*		2,000	162,340
Rapid7, Inc.*		3,600	163,404
SPS Commerce, Inc.*		3,100	145,917
Synnex Corp.		1,700	191,930
Upland Software, Inc.*		4,500	156,870
			1,546,991

Construction	1.0%
EMCOR Group, Inc.		1,200	103,344

Consumer Lending	1.1%
Navient Corp.		9,700	124,160

Consumer Services - Miscellaneous	2.4%
WW International, Inc.*		6,900	260,958

Containers & Packaging	1.7%
Graphic Packaging Hldg. Co.		12,500	184,375

Diversified Manufacturing Operations	1.3%
Federal Signal Corp.		4,200	137,508

Diversified Materials & Processing	1.4%
Cabot Microelectronics Corp.		1,100	155,331

Education Services	1.8%
Strategic Education, Inc.		1,400	190,232

Energy Equipment	1.7%
Arcosa, Inc.		5,300	181,313

Engineering & Contracting Services	2.1%
Tetra Tech, Inc.		2,600	225,576

Financial Data & Systems	1.3%
Cardtronics PLC*		4,700	142,128

Foods	0.5%
Performance Food Group Co.*		1,200	55,212

Forest Products	0.8%
Universal Forest Products, Inc.*		2,300	91,724

Healthcare Services	5.0%
Addus HomeCare Corp.*		1,900	150,632
Amedisys, Inc.*		700	91,707
HMS Hldgs. Corp.*		8,500	292,953
			535,292

Home Building	1.6%
Century Communities, Inc.*		5,800	177,654

Household Equipment & Production	1.2%
Helen of Troy Ltd.*		800	126,128

Insurance - Multi-Line	0.6%
National General Hldgs. Corp.		3,000	69,060

Insurance - Property Casualty	0.5%
NMI Hldgs., Inc.*		2,000	52,520

Machinery - Industrial	1.6%
Chart Industries, Inc.*		2,800	174,608

Manufactured Housing	1.8%
Skyline Champion Corp.*		6,600	198,594

Medical & Dental Instruments & Supplies	3.1%
Atricure, Inc.*		4,500	112,230
CONMED Corp.		1,300	124,995
NuVasive, Inc.*		1,500	95,070
			332,295

Medical Equipment	4.5%
CareDx, Inc.*		6,000	135,660
iRhythm Technologies, Inc.*		700	51,877
Tactile Systems Technology, Inc.*		2,200	93,104
Tandem Diabetes Care, Inc.*		3,500	206,430
			487,071

Metals & Minerals - Diversified	1.3%
Materion Corp.		2,300	141,128

Office Supplies & Equipment	1.2%
Herman Miller, Inc.		2,700	124,443

Oil Well Equipment & Services	1.9%
DMC Global, Inc.		4,701	206,750

Pharmaceuticals	1.2%
GW Pharmaceuticals PLC*		1,100	126,533

Recreational Vehicles & Boats	0.9%
Malibu Boats, Inc.*		3,200	98,176

Scientific Instruments - Gauges & Meters	1.2%
Itron, Inc.*		1,700	125,732

Semiconductors & Components	3.1%
Inphi Corp.*		2,400	146,520
Lattice Semiconductor Corp.*		7,000	127,995
Monolithic Power Systems, Inc.		400	62,252
			336,767

Specialty Retail	1.0%
Asbury Automotive Group, Inc.*		1,100	112,563

Technology - Miscellaneous	1.8%
Sanmina Corp.*		6,200	199,082

Telecommunications Equipment	3.2%
Knowles Corp.*		10,100	205,434
Viavi Solutions, Inc.*		10,300	144,252
			349,686

Textiles Apparel & Shoes	3.8%
Carter's, Inc.		900	82,089
Crocs, Inc.*		5,100	141,575
Deckers Outdoor Corp.*		1,200	176,831
			400,495

Truckers	1.1%
Saia, Inc.*		1,100	103,070

Total Equities
(Cost: $9,367,028)			$10,232,366

Total Investments	94.7%
(Cost: $9,367,028)			$10,232,366

Other Assets Less Liabilities	5.3%		573,526

Net Assets - 100%			$10,805,892

* Non-income producing security during the period ended September 30, 2019

Oberweis Small-Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2019

		SHARES	VALUE
Equities	90.7%

Aerospace	2.4%
Triumph Group, Inc.		26,820	$613,642

Air Transport	2.3%
Air Transport Services Group, Inc.*		8,900	187,078
SkyWest, Inc.		3,400	195,160
Spirit Airlines, Inc.*		5,400	196,020
			578,258

Asset Management & Custodian	0.6%
Virtus Investment Partners, Inc.*		1,300	143,741

Auto Parts	1.5%
Dana, Inc.		25,900	373,996

Back Office Support, Human Resources & Consulting	0.6%
FTI Consulting, Inc.*		1,500	158,985

Banks - Diversified	16.9%
Associated Banc-Corp		21,440	434,160
Central Pacific Financial Corp.		24,980	709,432
Eagle Bancorp, Inc.		4,400	196,328
Fulton Financial Corp.		22,000	355,960
Hancock Whitney Corp.		12,075	462,412
Hope Bancorp, Inc.		33,200	476,088
Old National Bancorp		42,600	732,933
Simmons First National Corp.		18,368	457,363
Triumph Bancorp, Inc.*		15,300	487,917
			4,312,593

Biotechnology	0.5%
Ligand Pharmaceuticals, Inc.*		1,400	139,356

Building Materials	0.7%
Quanex Building Products Corp.		10,000	180,800

Casinos & Gambling	0.5%
Red Rock Resorts, Inc.		6,270	127,312

Commercial Finance & Mortgage	1.4%
Walker & Dunlop, Inc.		6,166	344,864

Commercial Vehicles & Parts	1.9%
Oshkosh Corp.		6,510	493,458

Communications Technology	1.1%
Comtech Telecommunications Corp.		8,700	282,750

Computer Services Software & Systems	7.7%
Blucora, Inc.*		10,200	220,728
Caci International, Inc.*		1,300	300,638
LogMeIn, Inc.		2,200	156,112
Science Applications International Corp.*		3,000	262,050
SYNNEX Corp.		3,786	427,439
Verint Systems, Inc.*		5,480	234,434
Zix Corp.*		48,894	353,993
			1,955,394

Containers & Packaging	2.5%
Graphic Packaging Hldg. Co.		27,800	410,050
Greif, Inc.		6,088	230,674
			640,724

Diversified Financial Services	1.8%
Stifel Financial Corp.		8,050	461,909

Diversified Manufacturing Operations	1.1%
Federal Signal Corp.		8,580	280,909

Diversified Materials & Processing	0.6%
Belden, Inc.		3,100	165,354

Engineering & Contracting Services	3.0%
MasTec, Inc.*		7,200	467,496
Tetra Tech, Inc.		3,580	310,601
			778,097
Entertainment	1.6%
AMC Entertainment Hldgs., Inc.		38,000	406,600

Environmental, Maintenance, & Security Services	1.6%
Brink's Co.		1,551	128,655
UniFirst Corp.		1,400	273,168
			401,823
Financial Data & Systems	0.7%
Corelogic, Inc.*		3,900	180,453

Glass	0.5%
Apogee Enterprises, Inc.*		3,000	116,970

Healthcare Facilities	1.4%
National HealthCare Corp.		4,500	368,325

Healthcare Services	2.9%
Allscripts Healthcare Solution, Inc.*		13,200	144,936
MEDNAX, Inc.*		19,900	450,138
Premier, Inc.*		5,300	153,276
			748,350

Insurance- Life	1.7%
CNO Financial Group, Inc.		26,930	426,302

Insurance- Property-Casualty	3.1%
Heritage Insurance Hldgs., Inc.		27,093	405,040
Radian Group, Inc.		17,000	388,280
			793,320

Machinery - Agricultural	2.0%
Agco Corp.		6,750	510,975

Machinery - Construction & Handling	0.4%
Terex Corp.		4,200	109,074

Metal Fabricating	1.5%
Timken Co.		8,800	382,888

Metals & Minerals - Diversified	1.0%
Cleveland-Cliffs, Inc.		22,600	163,172
U.S. Silica Hldgs. Inc.		10,656	101,871
			265,043

Oil Crude Producer	2.4%
Gulfport Energy Corp.*		56,300	152,573
W&T Offshore, Inc.*		105,000	458,850
			611,423

Oil Refining & Marketing	1.4%
PBF Energy, Inc.		13,400	364,346

Semiconductors & Components	1.5%
Vishay Intertechnology, Inc.		22,500	380,925

Shipping	1.5%
Matson, Inc.		9,880	370,599

Specialty Retail	4.6%
American Eagle Outfitters, Inc.*		12,800	207,616
Urban Outfitters, Inc.*		8,600	241,574
Williams-Sonoma, Inc.		10,620	721,948
			1,171,138
Steel	1.6%
Carpenter Technology Corp.		8,050	415,863

Technology - Miscellaneous	3.1%
Benchmark Electronics, Inc.		12,900	374,874
Jabil, Inc.*		4,800	171,696
Plexus Corp.*		3,900	243,789
			790,359
Textiles Apparel & Shoes	2.3%
PVH Corp.*		1,000	88,230
Wolverine World Wide, Inc.		17,950	507,267
			595,497

Truckers	0.8%
Werner Enterprises, Inc.		5,600	197,680

Utilities - Electrical	1.8%
Portland General Electric Co.		8,100	456,597

Utilities - Gas Distributors	3.5%
New Jersey Resources Corp.		9,700	438,634
Southwest Gas Hldgs., Inc.		5,050	459,752
			898,386

Utilities - Telecommunications	0.7%
Iridium Communications, Inc.*		9,400	200,032

Total Equities
(Cost: $22,387,672)			$23,195,110

Real Estate Investment Trusts	9.0%
Healthcare	4.1%
National Health Investors, Inc.		4,565	376,110
Physicians Realty Trust		37,881	672,388
			1,048,498

Industrial	0.4%
Monmouth Real Estate Investment Corp.*		6,300	90,783

Lodging & Resort	3.3%
Ryman Hospitality Properties, Inc.		6,205	507,631
Xenia Hotels & Resorts, Inc.		15,600	329,472
			837,103

Other Specialty	1.2%
CyrusOne, Inc.		3,800	300,581

Total Real Estate Investment Trusts			$2,276,965
(Cost: $1,901,141)

Total Investments	99.7%		$25,472,075
(Cost: $24,288,813)

Other Assets Less Liabiltites	0.3%		69,176

Net Assets - 100%			$25,541,251

* Non-income producing security during the period ended September 30, 2019

Oberweis Global Opportunities Fund

Schedule Of Investments (unaudited)

September 30, 2019

		Shares	Value
Equities	94.2%
Australia	3.3%
Afterpay Touch Group Ltd.*		53,100	$1,285,568

Belgium	1.6%
Galapagos NV*		4,000	609,482

Canada	1.2%
Parkland Fuel Corp.		14,500	465,020

China	13.5%
A-Living Services Co. Ltd.		756,500	1,745,094
Baozun, Inc.*		24,700	1,054,690
Chongqing Zhifei Biological Products Co. Ltd.		70,300	467,294
GDS Hldgs. Ltd.*		12,800	513,024
Hualan Biological Engineering, Inc.		120,000	576,600
Li Ning Co. Ltd.*		178,500	512,427
Shenzhou International Group Hldgs. Ltd.		34,200	446,825
			5,315,954

France	4.1%
Edenred		13,500	647,853
Teleperformance SE		4,500	975,531
			1,623,384

Japan	4.2%
Kobe Bussan Co. Ltd.*		11,200	542,779
Kusuri no Aoki Hldgs. Co. Ltd.		8,400	571,783
Nihon Unisys Ltd.		16,400	527,834
			1,642,396

Sweden	5.1%
Evolution Gaming Group AB		38,500	757,164
MIPS AB		44,265	750,933
THQ Nordic AB*		20,000	493,290
			2,001,387

United Kingdom	8.6%
Burford Capital Ltd.		133,000	1,347,498
GW Pharmaceuticals PLC*		3,700	425,611
Nomad Foods Ltd.*		25,830	529,515
Serco Group PLC*		300,000	550,350
Spirent Communications PLC		212,700	519,393
			3,372,367

United States Of America	52.6%
Air Transport Services Group, Inc.*		19,400	407,788
Altair Engineering, Inc.*		14,900	515,838
Bandwidth, Inc.*		16,600	1,080,826
Cabot Microelectronics Corp.		4,000	564,840
CACI International, Inc.*		6,500	1,503,190
CareDx, Inc.*		36,100	816,221
Career Education Corp.*		69,700	1,107,533
Cornerstone OnDemand, Inc.*		9,200	504,344
Deckers Outdoor Corp.*		3,300	486,288
DMC Global, Inc.		27,200	1,196,256
eHealth, Inc.*		6,600	440,814
HMS Hldgs. Corp.*		43,700	1,506,121
Inphi Corp.*		20,600	1,257,630
Malibu Boats, Inc.*		15,200	466,336
Mercury Systems, Inc.*		5,100	413,967
MobileIron, Inc.*		98,800	646,646
Monolithic Power Systems, Inc.		5,900	918,217
Sanmina Corp.*		16,100	516,971
Skyline Champion Corp.*		44,700	1,345,023
SkyWest, Inc.		15,100	866,740
Tandem Diabetes Care, Inc.*		26,500	1,562,970
Trex Co., Inc.*		6,000	545,580
Upland Software, Inc.*		28,200	983,052
Vericel Corp.*		67,400	1,020,435
			20,673,626

Total Equities
(Cost: $34,007,078)			$36,989,184

Total Investments	94.2%
(Cost: $34,007,078)			$36,989,184

Other Assets Less Liabilities	5.8%		2,271,813

Net Assets - 100%			$39,260,997

* Non-income producing security during the period ended September 30, 2019

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	4.0%
Consumer Discretionary	17.6%
Consumer Staples	4.2%
Energy	4.2%
Financials	4.6%
Health Care	17.8%
Industrials	15.7%
Information Technology	26.1%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2019

		Shares	Value
Equities	92.7%

Airlines	0.9%
China Southern Airlines Co. Ltd.*		1,300,000	$787,859

Auto Components	1.2%
Minth Group Ltd.*		300,000	1,016,242

Automobiles	1.0%
Geely Automobile Hldgs. Ltd.*		500,000	848,463

Beverages	3.0%
China Resources Beer Hldgs. Co. Ltd.		190,000	1,007,247
Kweichow Moutai Co. Ltd.		9,475	1,526,427
			2,533,674

Biotechnology	3.2%
Chongqing Zhifei Biological Products Co. Ltd.		119,982	797,538
Hualan Biological Engineering, Inc.		199,842	960,240
Innovent Biologics, Inc.*		280,000	891,333
			2,649,111
Capital Markets	3.1%
CITIC Securities Co. Ltd.*		400,020	1,259,729
Huatai Securities Co. Ltd.		900,000	1,348,100
			2,607,829
Commercial Service & Supply	3.3%
A-Living Services Co. Ltd.		700,000	1,614,759
Country Garden Services Hldgs. Co. Ltd.*		400,000	1,153,400
			2,768,159
Communications Equipment	1.1%
Shenzhen Sunway Communication Co. Ltd.*		180,010	902,773

Construction Materials	1.6%
Anhui Conch Cement Co. Ltd.		220,000	1,306,633

Diversified Consumer Services	5.2%
China Education Group Hldgs. Ltd.		600,000	881,891
Fu Shou Yuan International Group Ltd.		350,000	309,466
New Oriental Education & Technology Group, Inc. ADS*		24,000	2,658,240
TAL Education Group ADS*		15,000	513,600
			4,363,197

Diversified Telecommunication Services	0.8%
China Tower Corp. Ltd.		3,000,000	681,322

Electrical Equipment	0.7%
Shenzhen FRD Science & Technology Co. Ltd.*		90,000	560,041

Electronic Equipment, Instruments & Components	11.3%
AAC Technologies Hldgs., Inc.		125,000	661,865
GoerTek, Inc.*		399,950	984,972
Hangzhou Hikvision Digital Technology Co Ltd*		230,000	1,040,709
Luxshare Precision Industry Co. Ltd.		419,814	1,573,773
Shennan Circuits Co. Ltd.*		54,855	1,160,359
Sunny Optical Technology Group Co. Ltd.		130,000	1,910,765
Universal Scientific Industrial Shanghai Co. Ltd.*		250,000	539,687
WUS Printed Circuit Kunshan Co. Ltd.*		250,000	858,035
Zhejiang Crystal-Optech Co. Ltd.*		350,016	719,312
			9,449,477

Energy Equipment & Services	1.0%
Yantai Jereh Oilfield Services Group Co. Ltd.*		230,001	870,269

Equity Real Estate Investment Trusts	1.1%
Link REIT*		80,000	882,402

Hotels, Restaurants & Leisure	4.6%
China International Travel Service Corp. Ltd.		109,907	1,432,806
MGM China Hldgs. Ltd.		650,000	1,013,435
Yum China Hldgs., Inc.		30,000	1,362,900
			3,809,141

Household Durables	1.9%
Hangzhou Robam Appliances Co. Ltd.*		199,962	736,720
Midea Group Co. Ltd.*		119,940	858,587
			1,595,307

Insurance	3.1%
China Life Insurance Co. Ltd.*		500,000	1,158,503
Ping An Insurance Group Co. of China Ltd.		122,000	1,401,699
			2,560,202
Interactive Media & Services	5.7%
Momo, Inc.		30,000	929,400
Tencent Hldgs. Ltd.		91,000	3,833,803
			4,763,203

Internet & Direct Marketing Retail	9.9%
Alibaba Group Hldg. Ltd. ADS*		34,000	5,685,820
Baozun, Inc.*		40,000	1,708,000
JD.com, Inc.*		30,000	846,300
			8,240,120
Information Technology Services	1.9%
GDS Hldgs. Ltd.*		39,621	1,588,010

Life Sciences Tools & Services	3.4%
Frontage Hldgs. Corp.*		1,300,000	787,859
Hangzhou Tigermed Consulting Co. Ltd.		100,000	869,242
WuXi AppTec Co. Ltd.*		110,000	1,202,776
			2,859,877

Machinery	1.0%
Zoomlion Heavy Industry Science & Technology Co. Ltd.		1,200,000	812,994

Pharmaceuticals	2.9%
CSPC Pharmaceutical Group Ltd.*		400,000	803,297
Hansoh Pharmaceutical Group Co. Ltd.*		260,000	796,152
Sino Biopharmaceutical Ltd.		650,000	826,008
			2,425,457

Professional Services	1.3%
Centre Testing International Group Co. Ltd.*		600,000	1,060,742

Real Estate Management & Development	5.3%
CIFI Hldgs. Group Co. Ltd.		1,900,000	1,110,275
Longfor Group Hldgs. Ltd.		400,000	1,495,337
Sun Hung Kai Properties Ltd.*		60,000	863,519
Sunac China Hldgs. Ltd.		230,000	924,378
			4,393,509

Semiconductors & Semiconductor Equipment	2.0%
ASM Pacific Technology Ltd.		70,000	854,715
Will Semiconductor Ltd.*		60,000	824,639
			1,679,354
Software	1.6%
Shanghai Baosight Software Co. Ltd.*		99,899	500,447
Yonyou Network Technology Co. Ltd.*		199,954	865,261
			1,365,708
Textiles, Apparel & Luxury Goods	6.0%
ANTA Sports Products Ltd.		205,000	1,696,193
Li Ning Co. Ltd.		580,000	1,665,029
Shenzhou International Group Hldgs. Ltd.		125,000	1,633,132
			4,994,354

Transportation Infrastructure	2.6%
Guangzhou Baiyun International Airport Co. Ltd.*		200,020	629,055
Shanghai International Airport Co. Ltd.		129,960	1,452,456
			2,081,511
Utilities - Gas	1.0%
Kunlun Energy Co. Ltd.*		900,000	775,100

Total Equities
(Cost: $61,092,747)			$77,232,040

Total Investments	92.7%
(Cost: $61,092,747)			$77,232,040

Other Assets Less Liabilities	7.3%		6,089,222

Net Assets - 100%			$83,321,262

* Non-income producing security during the period ended September 30, 2019

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China and Hong Kong)	92.7%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2019

		Shares	Value
Equities	91.4%
Australia	14.7%
Afterpay Touch Group Ltd.*		748,400	$18,118,998
Altium Ltd.		160,200	3,606,014
Austal Ltd.		2,133,500	6,249,588
Avita Medical Ltd.*		4,001,000	1,593,271
EML Payments Ltd.*		726,400	2,103,305
Evolution Mining Ltd.		4,814,600	14,720,666
Nearmap Ltd.*		2,769,800	4,823,221
			51,215,063

Belgium	2.6%
Argenx SE*		20,000	2,279,200
Barco NV		26,210	5,176,296
Galapagos NV*		11,300	1,721,787
			9,177,283

Canada	14.5%
Air Canada*		281,400	9,177,518
Altus Group Ltd.		130,400	3,931,980
ATS Automation Tooling Systems, Inc.*		383,200	5,237,944
Cogeco Communications, Inc.		76,400	6,156,863
Element Fleet Management Corp.		921,000	7,368,556
Equitable Group, Inc.		38,700	3,032,264
Genworth MI Canada, Inc.		119,200	4,732,372
Gibson Energy, Inc.		114,900	1,972,960
Parex Resources, Inc.*		152,647	2,338,844
Parkland Fuel Corp.		98,300	3,152,515
TMX Group Ltd.*		42,700	3,685,046
			50,786,862

China	1.8%
Yihai International Hldg. Ltd.		1,029,000	6,118,045

France	4.4%
Euronext NV*		19,400	1,586,888
Rexel SA		332,500	3,558,022
SOITEC SA*		52,900	5,229,460
SPIE SA		255,200	5,109,563
			15,483,933

Germany	4.0%
Aurelius Equity Opportunities SE		119,423	4,927,907
Evotec SE*		148,700	3,309,487
Rheinmetall AG		46,300	5,856,256
			14,093,650

Hong Kong	0.5%
Nissin Foods Co. Ltd.*		2,095,000	1,737,436

Italy	1.8%
DiaSorin SpA*		18,500	2,151,444
Leonardo SpA		366,000	4,304,240
			6,455,684

Japan	16.4%
Ariake Japan Co. Ltd.		47,900	3,730,109
BayCurrent Consulting, Inc.		82,300	3,619,297
Fancl Corp.		184,500	4,902,368
Kobe Bussan Co. Ltd.*		103,200	5,001,323
Kusuri no Aoki Hldgs. Co. Ltd.		71,100	4,839,732
Lasertec Corp.*		31,800	1,988,143
M&A Capital Partners Co. Ltd.*		100,200	6,005,050
Net One Systems Co. Ltd.		163,300	4,399,472
Nihon Unisys Ltd.		197,000	6,340,439
Rakus Co. Ltd.*		313,100	4,856,127
Sushiro Global Hldgs. Ltd.		171,600	11,537,868
			57,219,928

Netherlands	5.3%
ASM International NV		58,800	5,414,086
ASR Nederland NV		131,600	4,858,084
Constellium SE*		340,300	4,325,213
SBM Offshore NV		206,900	3,438,937
uniQure NV*		16,300	641,568
			18,677,888

Norway	0.7%
Subsea 7 SA		159,048	1,642,979
Tomra Systems ASA		31,300	836,024
			2,479,003

Sweden	4.8%
Evolution Gaming Group AB		395,800	7,784,041
Oncopeptides AB*		72,600	862,135
Tele2 AB		543,240	8,084,503
			16,730,679

Switzerland	0.2%
AMS AG*		19,100	849,080

United Kingdom	19.7%
Burford Capital Ltd.		665,200	6,739,516
Capita PLC*		3,346,400	5,959,991
ConvaTec Group PLC		1,251,700	2,696,395
Future PLC		519,400	7,829,637
Games Workshop Group PLC		72,000	4,178,532
GW Pharmaceuticals PLC*		28,200	3,243,846
Howden Joinery Group PLC*		434,100	2,991,143
Intermediate Capital Group PLC		612,200	10,952,305
JD Sports Fashion PLC		703,000	6,494,949
Nomad Foods Ltd.*		382,200	7,835,100
Pagegroup PLC		196,744	1,062,461
Serco Group PLC*		2,467,151	4,525,992
Spirent Communications PLC		1,715,700	4,189,575
			68,699,442

Total Equities
(Cost: $278,808,950)			$319,723,976

		Face Amount	Value
Commercial Paper	3.0%
Prudential Financial
1.87%10/1/2019		10,000,000	10,000,000

Total Commercial Paper
(Cost: $10,000,000)			$10,000,000

Total Investments	94.4%
(Cost: $288,808,950)			$329,723,976

Other Assets Less Liabilities	5.6%		19,473,575

Net Assets - 100%			$349,197,551

* Non-income producing security during the period ended September 30, 2019

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	6.3%
Consumer Discretionary	8.6%
Consumer Staples	9.8%
Energy	3.6%
Financials	15.3%
Healthcare	4.8%
Industrials	16.7%
Information Technology	19.2%
Materials	5.5%
Real Estate	1.1%
Utilities	0.5%

Oberweis International Opportunities Institutional Fund

Schedule of Investments (unaudited)

September 30, 2019

		Shares	Value
Equities	91.0%
Australia	14.6%
Afterpay Touch Group Ltd.*		1,945,315	$47,096,685
Altium Ltd.		416,320	9,371,134
Austal Ltd.		5,542,876	16,236,556
Avita Medical Ltd.*		10,394,667	4,139,345
EML Payments Ltd.*		1,875,728	5,431,205
Evolution Mining Ltd.		12,445,486	38,052,141
Nearmap Ltd.*		7,195,992	12,530,818
			132,857,884

Belgium	2.6%
Argenx SE*		50,208	5,721,704
Barco NV		67,380	13,307,091
Galapagos NV*		29,200	4,449,221
			23,478,016

Canada	14.4%
Air Canada*		730,600	23,827,629
Altus Group Ltd.		335,900	10,128,466
ATS Automation Tooling Systems, Inc.*		968,100	13,232,916
Cogeco Communications, Inc.		195,600	15,762,859
Element Fleet Management Corp.		2,344,000	18,753,415
Equitable Group, Inc.		98,600	7,725,614
Genworth MI Canada, Inc.		308,100	12,231,912
Gibson Energy, Inc.		297,600	5,110,122
Parex Resources, Inc.*		396,700	6,078,202
Parkland Fuel Corp.		255,400	8,190,766
TMX Group Ltd.*		111,000	9,579,395
			130,621,296

China	1.7%
Yihai International Hldg. Ltd.		2,630,000	15,636,985

France	4.4%
Euronext NV*		50,500	4,130,817
Rexel SA		863,800	9,243,366
SOITEC SA*		137,525	13,595,114
SPIE SA		663,100	13,276,455
			40,245,752

Germany	4.0%
Aurelius Equity Opportunities SE		310,100	12,796,061
Evotec SE*		384,100	8,548,580
Rheinmetall AG		120,200	15,203,499
			36,548,140

Hong Kong	0.5%
Nissin Foods Co. Ltd.*		5,234,000	4,340,687

Italy	1.8%
DiaSorin SpA*		48,000	5,582,125
Leonardo SpA		950,902	11,182,815
			16,764,940

Japan	16.3%
Ariake Japan Co. Ltd.		124,400	9,687,380
BayCurrent Consulting, Inc.		213,600	9,393,461
Fancl Corp.		479,300	12,735,527
Kobe Bussan Co. Ltd.*		268,000	12,987,931
Kusuri no Aoki Hldgs. Co. Ltd.		184,600	12,565,605
Lasertec Corp.*		82,600	5,164,171
M&A Capital Partners Co. Ltd.*		256,600	15,378,201
Net One Systems Co. Ltd.		424,300	11,431,083
Nihon Unisys Ltd.		511,600	16,465,831
Rakus Co. Ltd.*		808,600	12,541,246
Sushiro Global Hldgs. Ltd.		442,800	29,772,541
			148,122,977

Netherlands	5.3%
ASM International NV		152,925	14,080,767
ASR Nederland NV		341,828	12,618,762
Constellium SE*		881,815	11,207,869
SBM Offshore NV		537,600	8,935,586
uniQure NV*		41,180	1,620,845
			48,463,829

Norway	0.7%
Subsea 7 SA		413,300	4,269,423
Tomra Systems ASA		81,233	2,169,737
			6,439,160

Sweden	4.8%
Evolution Gaming Group AB		1,028,247	20,222,125
Oncopeptides AB*		172,664	2,050,408
Tele2 AB		1,403,535	20,887,423
			43,159,956

Switzerland	0.2%
AMS AG*		48,100	2,138,260

United Kingdom	19.7%
Burford Capital Ltd.		1,728,067	17,508,019
Capita PLC*		8,668,621	15,438,949
ConvaTec Group PLC		3,232,277	6,962,928
Future PLC		1,349,457	20,342,239
Games Workshop Group PLC		183,712	10,661,756
GW Pharmaceuticals PLC*		72,178	8,302,635
Howden Joinery Group PLC*		1,125,100	7,752,441
Intermediate Capital Group PLC		1,588,557	28,419,408
JD Sports Fashion PLC		1,826,000	16,870,237
Nomad Foods Ltd.*		992,986	20,356,213
Pagegroup PLC		511,300	2,761,133
Serco Group PLC*		6,409,700	11,758,605
Spirent Communications PLC		4,457,500	10,884,785
			178,019,348

Total Equities
(Cost: $745,988,732)			$826,837,230

		Face Amount	Value
Commercial Paper	5.0%
Prudential Financial
1.87%10/1/2019		45,000,000	45,000,000

Total Commercial Paper
(Cost: $45,000,000)			$45,000,000

Total Investments	96.0%
(Cost: $790,988,732)			$871,837,230

Other Assets Less Liabilities	4.0%		36,780,492

Net Assets - 100%			$908,617,722

* Non-income producing security during the period ended September 30, 2019

Sector Allocations (As A Percentage Of Net Assets)

Communication Services	6.3%
Consumer Discretionary	8.5%
Consumer Staples	9.7%
Energy	3.6%
Financials	15.3%
Health Care	4.8%
Industrials	16.7%
Information Technology	19.1%
Materials	5.4%
Real Estate	1.1%
Utilities	0.5%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited)

September 30, 2019

		Shares	Value
Equities	94.8%
Brazil	10.8%
Arco Platform Ltd.*		3,000	$152,070
B2W - Companhia Digital*		11,856	137,963
Estacio Participacoes SA*		13,000	112,886
IRB-Brasil Resseguros SA		14,700	133,238
Linx SA*		28,900	224,940
LOG Commercial Properties e Participacoes SA		13,700	79,958
			841,055

Chile	2.1%
Geopark Ltd.*		9,053	166,666

China	14.5%
3SBio, Inc.*		46,000	76,298
Asia Cement China Hldgs. Corp.*		62,000	74,675
Baozun, Inc.*		1,800	76,860
China Isotope & Radiation Corp.		48,200	118,444
Chongqing Brewery Co. Ltd.*		18,500	106,334
Hangzhou Robam Appliances Co. Ltd.		34,800	128,214
Hangzhou Tigermed Consulting Co. Ltd.		10,650	92,574
Honghua Group Ltd.*		920,000	63,386
Jiangsu Hengli Hydraulic Co. Ltd.*		15,500	83,597
Shanghai Weaver Network Co. Ltd.		8,140	72,398
Sichuan Swellfun Co. Ltd.		11,600	73,646
Weimob, Inc.*		141,000	63,325
Yantai Jereh Oilfield Services Group Co. Ltd.		26,000	98,378
			1,128,129

Hong Kong	3.2%
Kerry Logistics Network Ltd.*		69,000	110,397
Nissin Foods Co. Ltd.		94,000	77,957
SPT Energy Group, Inc.*		762,000	57,361
			245,715
India	9.5%
Affle India Ltd.*		7,300	115,914
ESAB India Ltd.*		5,025	90,217
HDFC Asset Management Co. Ltd.		2,062	81,518
Honeywell Automation India Ltd.		320	129,490
IndiaMart InterMesh Ltd.*		3,200	79,879
Jamna Auto Industries Ltd.*		72,000	38,048
KEI Industries Ltd.*		11,200	85,878
L&T Technology Services Ltd.		3,532	75,899
TeamLease Services Ltd.*		1,000	42,684
			739,527
Indonesia	5.0%
PT Ace Hardware Indonesia Tbk		644,000	80,302
PT Indofood Sukses Makmur Tbk		179,900	97,586
PT Kalbe Farma Tbk*		781,000	92,157
PT Mitra Adiperkasa Tbk		1,616,200	117,273
			387,318
Malaysia	1.4%
My E.G. Services Bhd		337,500	112,849

Mexico	4.0%
Gruma Sab de CV.		7,800	79,818
Grupo Herdez, S.A.B. De CV		27,800	58,913
Grupo Lala, S.A.B. De CV		98,000	112,382
Prologis Property Mexico SA De CV		29,200	60,726
			311,839

Philippines	1.1%
Wilcon Depot, Inc.		261,900	83,375

Russia	1.2%
HeadHunter Group PLC ADS*		4,900	94,521

South Africa	2.9%
Adcock Ingram Hldgs. Ltd.		19,677	73,732
Clicks Group Ltd.		10,880	154,446
			228,178

South Korea	15.6%
AfreecaTV Co. Ltd.		4,415	236,963
Cj Logistics Corp.*		1,351	163,207
Douzone Bizon Co. Ltd.		1,644	89,886
Haimarrow Food Service Co. Ltd.		36,389	84,573
Hugel, Inc.*		455	146,639
Koh Young Technology, Inc.		1,463	108,733
LG Innotek Co. Ltd.*		817	77,865
Macquarie Korea Infrastructure Fund*		8,000	78,585
Settle Bank, Inc.*		4,360	144,708
Ssangyong Cement Industrial Co. Ltd.		16,400	83,772
			1,214,931

Taiwan	17.1%
Chailease Hldg. Co. Ltd.		28,840	116,472
Chroma Ate, Inc.		27,000	128,029
Innodisk Corp.		28,981	133,343
LandMark Optoelectronics Corp.		10,000	82,481
Lungyen Life Service Corp.		38,000	75,165
M31 Technology Corp.		22,000	231,491
Merry Electronics Co. Ltd.		14,000	68,473
SCI Pharmtech, Inc.		12,000	38,663
Sinbon Electronics Co. Ltd.		33,000	128,084
TaiMed Biologics, Inc.*		8,000	38,358
Taiwan Union Technology Corp.		41,000	187,280
TCI Co. Ltd.		10,049	101,082
			1,328,921

Thailand	1.1%
Mega Lifesciences PCL		80,200	81,944

Turkey	2.4%
Sok Marketler Ticaret A.S.*		57,000	111,032
Ulker Biskuvi Sanayi A.S.*		22,000	76,554
			187,586

United Kingdom	2.0%
Stock Spirits Group PLC		54,400	155,849

United Arab Emirates	0.9%
Network International Hldgs. PLC*		11,000	72,359

Total Equities
(Cost: $6,919,846)			$7,380,762

Total Investments	94.8%
(Cost: $6,919,846)			$7,380,762

Other Assets Less Liabilities	5.2%		403,496

Net Assets - 100%			$7,784,258

* Non-income producing security during the period ended September 30, 2019

ADS - American depositary share

Sector Allocations (As a Percentage of Net Assets)

Communication Services	4.5%
Consumer Discretionary	14.0%
Consumer Staples	15.5%
Energy	5.0%
Financials	5.3%
Health Care	9.7%
Industrials	10.6%
Information Technology	26.4%
Materials	2.0%
Real Estate	1.8%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of September 31, 2019:

	Micro-Cap Fund	Small-Cap Opportunities Fund	Small-Cap Value Fund
Level 1 – Equities	$74,982,761	$10,232,366	$23,195,110
REITs	-	-	2,276,965
Total Level 1	74,982,761	10,232,366	25,472,075
Level 2 - Equities	-	-	-
Level 3	-	-	-
Total Investments	$74,982,761	$10,232,366	$25,472,075

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$6,958,350	$77,232,040	$5,582,654
Total Africa	-	-	228,178
Total Australia	1,285,568	-	-
Total Europe	7,606,620	-	250,370
Total South America	-	-	1,007,721
Total North America	21,138,646	-	311,839
Total Level 1	36,989,184	77,232,040	7,380,762
Level 2 - Equities	-	-	-
Level 3	-	-	-
Total Investments	$36,989,184	$77,232,040	$7,380,762

	International Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$65,075,409	$168,100,649
Total Australia	51,215,063	132,857,884
Total Europe	152,646,642	395,257,401
Total North America	50,786,862	130,621,296
Total Level 1	319,723,976	826,837,230
Level 2 – Equities
Total Commercial Paper	10,000,000	45,000,000
Total Level 2	10,000,000	45,000,000
Level 3	-	-
Total Investments	$329,723,976	$871,837,230

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.